Employee Benefit Obligations - Summary of Balance and Changes in Post-employment Defined Benefit Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 388,931
Defined benefit plan obligations from business combinations	(2,152,468)	$ (93,809)
Ending balance	1,343,507	388,931
Actuarial Value of Post-employment Obligations
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	1,063,551	859,452
Service cost	6,383	4,074
Net interest cost	269,331	112,196
Contributions from plan participants	1,781	687
Actuarial (gains) losses from changes in financial assumptions	272,123	43,327
Actuarial (gains) losses from changes in experience adjustments	71,519	(3,511)
Foreign currency translation	(196,015)	(23,743)
Contributions paid	(275,600)	(116,645)
Past service cost Defined benefit plan obligations	(850)	5,923
Defined benefit plan obligations from business combinations	3,023,155	181,812
Transfer of employees	88	(21)
Ending balance	$ 4,235,466	$ 1,063,551